Income Taxes (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Income Taxes
Minimum percentage of qualifying income of non-taxable subsidiaries	90.00%	90.00%
Uncertain tax positions	$ 0